PROSPECTUS SUPPLEMENT

    ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B

                                       AND

       ING INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I

  SUPPLEMENT DATED AUGUST 19, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

Effective September 23, 2005, and pursuant to applicable regulatory approvals, ING Life Insurance and Annuity Company and ING Insurance Company of America (the "Company" or "Companies") and their Variable Annuity Account B and Variable Annuity Account I, respectively (the "Variable Annuity Account" or "Variable Annuity Accounts") will replace the following funds in which a sub-account of the Variable Annuity Accounts invest (the "Replaced Funds") with the following other funds (the "Substitute Funds"), as follows:


--------------------------------------------------------------- ---------------------------------------------------------------
                        REPLACED FUND                                                  SUBSTITUTE FUND
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                   ING Evergreen Omega Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I)                            ING Pioneer Fund Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Growth Fund (Series I)                                 ING FMR Earnings Growth Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)                         ING Legg Mason Value Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio                   ING JPMorgan Value Opportunities Portfolio (Class I)
(Class A)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Large Cap Growth Portfolio                    ING FMR Earnings Growth Portfolio (Class I)
(Class A)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Small Cap Growth Portfolio                    ING JPMorgan Small Cap Equity Portfolio (Class I)
(Class A)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Alger American Balanced Portfolio (Class O)                     ING Van Kampen Equity and Income Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Alger American Income and Growth Portfolio                      ING FMR Earnings Growth Portfolio (Class I)
(Class O)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       ING Evergreen Omega Portfolio (Class I)
(Class O)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Federated American Leaders Fund (Class II)                      ING JPMorgan Value Opportunities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Federated Capital Income Fund (Class II)                        ING Van Kampen Equity and Income Portfolio
                                                                (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Federated High Income Bond Fund (Class II)                      ING PIMCO High Yield Bond Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Jennison Portfolio (Class II)                                   ING Mercury Large Cap Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
MFS Total Return Series (Class I)                               ING MFS Total Return Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)      ING Marsico International Opportunities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
UBS U.S. Allocation Portfolio (Class I)                         ING UBS U.S. Allocation Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------

ILIAC/IICA - 137078               Page 1 of 2                       August  2005

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o After September 23, 2005, the effective date of the substitutions, the sub-account which invests in a Replaced Fund will no longer be available through your variable annuity contract.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions, all amounts you have allocated to the sub-account which invests in a Replaced Fund will automatically be reallocated to the sub-account which invests in a corresponding Substitute Fund. Thereafter, with the exception of the portfolios listed above with "(Class I)" for Initial Class in the name, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund. Because the Initial Class of the portfolios will no longer be offered on and after the effective date of the substitutions, future allocations directed to those portfolios will be allocated to the Service Class shares of those portfolios available under your variable annuity contract.

o You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitutions will equal your contract value immediately after the substitution.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described in your variable annuity prospectus and in the Substitute Fund's prospectus.

o The investment objective and policy of the Substitute Fund is substantially the same as, similar to or consistent with the investment objective and policy of the corresponding Replaced Fund. The investment objective of the Substitute Fund is more fully described in your variable annuity prospectus and in the Substitute Fund's prospectus.

SUBSTITUTE FUND FEES AND EXPENSES. The investment advisory fees and other expenses charged annually by each of the Substitute Funds are shown in your variable annuity prospectus and the prospectuses for the Substitute Funds. Please see the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your variable annuity prospectus for the list of Replaced Funds available to you.

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The investment adviser/subadviser and investment objectives of the Substitute Funds are shown in your variable annuity prospectus and the prospectuses for the Substitute Funds. Please see the prospectuses for the Substitute Funds for more information concerning investment adviser/subadviser and investment objectives.

ILIAC/IICA - 137078               Page 2 of 2                       August  2005